SouthTrust

FUNDS

TREASURY OBLIGATIONS
MONEY MARKET FUND

-----------------
BOND FUND

---------
CORE EQUITY FUND

----------------
INCOME FUND

-----------


SEMI-ANNUAL

REPORT
October 31, 1998

PRESIDENT'S MESSAGE

-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the SouthTrust Funds, formerly known as the SouthTrust Vulcan Funds, for the six-month period ended October 31, 1998. This report begins with a discussion by fund portfolio managers about the economy, the financial markets, and fund strategies over the period. Next, you will find a complete list of investments and financial statements for the funds.

The following highlights summarize the performance of each SouthTrust Fund over the six-month reporting period.

SOUTHTRUST TREASURY OBLIGATIONS MONEY MARKET FUND

This conservative portfolio of U.S. Treasury money market securities gives investors a way to keep their ready cash accessible while it pursues daily income. The fund paid a total of $0.03 per share in dividends over the reporting period, for a six-month total return of 2.52%. The fund's 7 day net yield as of October 31, 1998 was 4.71%*. The fund's net assets totaled $612.0 million at the end of the period.**

SOUTHTRUST BOND FUND

This fund's portfolio of corporate and government bonds offers investors an all-around approach to income. At the end of the period, the fund's portfolio consisted primarily of corporate bonds (34.8%), U.S. Treasury bonds and notes (33.5%) and U.S. government agency bonds (28.9%). This mix of income-producing investments paid dividends totaling $0.29 per share. In addition, the fund's net asset value increased from $10.40 on the first day of the reporting period to $10.84 on the last day of the reporting period. The dividends and net asset value increase combined to produce a total return of 7.07%, based on net asset value, or 3.30% adjusted for the fund's sales charge.*** Total net assets in the fund reached $125.1 million at the end of the period.

SOUTHTRUST CORE EQUITY FUND

As we have seen during the six-month reporting period covered by this report, investors in stocks will experience periods of volatility. In this case, temporary worries about the impact of Asian economic difficulties on the U.S. caused stock prices to decline across the board. As a result, the fund experienced a $3.74 decline in net asset value, which in turn caused the fund to produce a negative total return of (10.23%), based on net asset value, or (14.28%) adjusted for the fund's sales charge.*** A positive impact on total return was the distribution of $0.05 in income and $1.58 in capital gains. Net assets totaled $352.6 million at the end of the period.

SOUTHTRUST INCOME FUND

This fund's income-focused portfolio consisted primarily of corporate bonds (39.3%), U.S. Treasury notes (31.1%) and U.S. government agency bonds (26.9%). This investments paid dividends totaling $0.29 per share, while the fund's net asset value increased from $9.81 on the first day of the period to $9.98 on the last day of the period. The dividends and net asset value increase combined to produce a total return of 4.75%, based on net asset value, or 1.05% adjusted for the fund's sales charge.*** Net assets in the fund totaled $44.7 million at the end of the period.

Thank you for participating in one or more key financial markets through the professional management and diversification of the SouthTrust Funds. We look forward to keeping you up-to-date on your progress.

Sincerely,

Edward C. Gonzales
President
December 15, 1998

  *Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds must closely reflect the fund's current earnings.

 **An investment in the fund is neither insured nor guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

***Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate; so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

-------------------------------------------------------------------------------

The last six months have been a nerve-wracking time for the average investor! Most stocks took a worse beating than in 1987, while U.S. Treasury bonds mounted one of their biggest rallies in history with yields declining to all-time record lows. By the end of October, stocks had returned to their upward path, and bond yields headed back above the 5.00% level.

ECONOMIC PERSPECTIVE

By far the most important event for the U.S. economy during the last six months was the dramatic reversal in the Federal Reserve Board's (the "Fed") policy stance. Since the Fed made an unusual one-time increase in the Fed funds target rate in March 1997, investors have worried that Fed policy, to protect against potential inflationary pressures, would eventually prove too restrictive and force the economy into recession. All that changed on September 29, 1998, when the Fed cut interest rates. Then, the Fed surprised almost everyone on October 15, 1998, and cut the Fed funds and discount rate between regularly scheduled Fed meetings.

The shift in monetary policy comes at a time when real money growth is at an 11-year high. Real money growth should receive additional stimulus from the decline in interest rates. Third quarter real gross domestic product was a pleasant surprise, with a strong 3.40% growth reported just when almost every forecaster was sure weakness had set in. Even more favorable was the fact that the quarter reflected true growth, not inventory accumulation.

With the Fed now having a clear basis toward easing, there is little reason for investors to think the recession they were dreading is around the corner. Housing continues to be very strong, defying most forecasts of recent years. With mortgage applications for purchase and refinancing near record levels because of attractive mortgage rates, no slowdown is envisioned. Housing starts and building permits are approaching 20-year highs. The strength in housing bodes especially well for the additional consumer durable spending it tends to foster.

The consumer, which has been a major factor in maintaining economic growth, shows no sign of slowing down. Employment numbers are favorable and personal income continues to grow. The mid-year decline in stock prices had led to expectations that the negative wealth impact would slow consumer spending, but the quick recovery in the market should put an end to those concerns. With less concern over a recession and lower interest rates, consumer debt appears manageable and fears of a credit crunch have all but disappeared. Banks still appear to be willing to make loans. It seems reasonable to conclude that consumer spending should remain reasonably strong into 1999.

Business capital spending has been expected to slow for several years, but it seems to be getting better instead. Business equipment spending is at a 14-year high, with dollars for technology leading the way. Orders for durable goods show continued strong growth. With Y2K concerns forcing computer upgrades, spending should remain a positive factor at least through the first half of 1999. It is hard to envision a significant slowdown in business spending over the near-term.

Traditional economic theory suggests that continued economic growth will eventually result in inflation, but it just is not happening in this cycle. Inflation continues to be subdued, with the consumer price index up just 1.50% during the twelve months ending in October. Even more favorable is the producer price index, which has actually declined 0.70% over the past year. Renewed inflation, which would be viewed negatively by both the bond and stock markets, shows no sign of being a problem.

Our work suggests that the U.S. economy will slow next year, but not slip into recession. A slowing economy should help keep inflation low, although we believe inflation might move modestly higher in the upcoming year. This should keep the economic environment favorable for investors. Our main concern is that the slowing economy will put pressure on corporate profits, and with the current high level of valuations placed on stocks, there is little room for disappointment.

FIXED INCOME MARKET

Bond investors view the Fed's accomodative monetary policy with mixed emotions. While lower short-term interest rates are a clear positive, the expected stimulus to economic growth is perceived far less favorably. Although Fed easing has a powerful impact on investment markets, it is likely to have little impact on inflation as the global deflationary pressures prevalent in recent years appear intact. Bonds currently appear hostage to their own success and investor focus on the stock market, neither of which is likely to change until investors find a new reason to worry about stocks.

Long term U.S. Treasury yields were over 6.00% in late-April and had fallen to around 5.75% when the mid-year pullback in stocks began. Worries about the stock market resulted in a major shift of investment capital into U.S. Treasury bonds. The strong demand for U.S. Treasuries drove yields on the 30-year bond down to an all-time low of 4.75% by late October. While the move in U.S. Treasury bonds went further than most anyone expected, corporate bonds did not fare so well. Concerns over a major credit crunch, that resulted from Russia defaulting on their bonds and the need for the government to arrange the bailout of a large over-leveraged hedge fund, caused quality spreads to widen dramatically. Investors in low-quality bonds were especially hurt. During mid-1998 only U.S. Treasuries provided the protection investors sought from stock market problems.

By the end of October, long-term treasury yields had moved back above 5.00% and corporate spreads had begun to narrow but remained high relative to recent experience. Low inflation bodes well for the bond market and with the return to investor exuberance for stocks, bonds should continue to play an important role in all balanced portfolios.

EQUITY REVIEW

Stocks have been on a roller coaster ride in 1998. In April, the broad market started heading down while large cap growth stocks continued their rally. Large cap growth stocks accelerated on the upside during June and the first half of July. In mid-July, the Russian default, and bailout of a large hedge fund resulted in concerns of a credit crunch that caused the large cap leading stocks to follow the rest of the market down. While the average NYSE and NASDAQ stock suffered more damage this year than during the 1987 crash, the large cap growth stock leaders were left relatively unscathed, with most never even approaching their early year lows. Fed rate cuts and increased confidence in the viability of the credit system calmed investor concerns and by early October stocks resumed their upward ways.

With investor concerns gradually being erased by the strength in stocks, the mid-year pullback may well best be viewed as a correction in an on-going bull market. The key question is whether leadership will change to small, mid-cap and attractively valued stocks. This is especially important due to the vastly diverging performance of growth stocks versus value stocks and small cap stocks versus large cap stocks. Based on the Barra Value and Growth* indices for the first nine months of this year, growth stocks out performed value stocks by an unprecedented exceptional 16.50%. Even more dramatic was the difference between large cap and small caps stocks. During the first nine months of the year, the S&P 500** (large cap stocks) provided a total return of 6.10% compared to -16.80% for the Russell 2000+ (small cap stocks), a difference of 22.90%. If these divergences were not enough, market leadership was exceptionally narrow, with just 15 stocks contributing over 100% of the total return of the S&P 500 during the first nine months of the year. Most stocks and industries did not participate in the positive returns the large cap indices produced!

Now, the key challenge facing the market is whether leadership will broaden out into the underperforming stocks, many of which appear to have excellent upside potential. If leadership remains in the large cap growth stock momentum leaders, which are already selling at near historical peak valuations, upside may be limited to not much more than our highs of earlier this year. A continuation of a momentum driven market would tend to foster increased speculation and greatly increase market risk.

Early signs are favorable that market interest may broaden from the narrow leadership it had during the first ten months of this year. Such a shift is supported by Fed interest rate cuts which tend to help small companies and midcap companies the most. Also, seasonal tendencies tend to favor small companies and underperformers late in the year and early in the following year. Valuations also tend to be much more attractive for the underperformers as does earnings momentum for small companies relative to large companies.

With the continuing favorable economic backdrop and major demographic shift to an older more investment conscious population, stocks may well be able to continue their upward ways. This is especially true if new stocks can take over leadership of the market. We are very concerned about many of the speculative and momentum driven market leaders, but think many value stocks offer investors excellent risk/reward potential trade offs.

While the middle six months of the year proved very difficult for your SouthTrust Core Equity Fund, recent performance tends to give reason for optimism. Our fund, like those of many of the best known and most respected value funds, had a difficult time during the narrow momentum driven market surge and mid-year correction. Relative performance turned sharply positive in mid-October. We remain committed to our philosophy of buying above-average companies, with strong earnings growth, when they are selling at attractive valuations. Historically, companies with these characteristics have performed very well for investors, and we have no doubt they will again as rationality regains control of the market. Thank you for your continued vote of confidence.

 *S&P 500/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. S&P 500/Barra Growth Index is a capitalization weighted index of all the stocks in the S&P 500 that have high price-to-book rations. Indexes are unmanaged and investments cannot be made in an index.

**S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stock's representing all major industries. Indexes are unmanaged and investments cannot be made in an index.

 +Russell 2000 Small Stock Index is an unmanaged index consisting of approximately 2000 small capitalization common stocks. Investments cannot be made in an index. Small cap stocks have historically experienced greater volatility than average.

SOUTHTRUST TREASURY OBLIGATIONS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


  PRINCIPAL

    AMOUNT                                                           VALUE

 ------------ -------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--16.3%

 --------------------------------------------------------------
              U.S. TREASURY BILLS--12.2%

              -------------------------------------------------
 $ 25,000,000 11/12/1998                                          $ 24,960,660
              -------------------------------------------------
   25,000,000 12/3/1998                                             24,889,556
              -------------------------------------------------
   25,000,000 1/7/1999                                              24,772,944
              -------------------------------------------------   ------------
               Total                                                74,623,160

              -------------------------------------------------   ------------
              U.S. TREASURY NOTES--4.1%

              -------------------------------------------------
   25,000,000 5.125%, 12/31/1998                                    24,992,043
              -------------------------------------------------   ------------
               TOTAL U.S. TREASURY OBLIGATIONS                      99,615,203

              -------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--84.0%

 --------------------------------------------------------------
   69,201,000 Donaldson, Lufkin and Jenrette Securities Corp.,
              5.400%, dated 10/30/1998, due 11/2/1998               69,201,000

              -------------------------------------------------
  125,000,000 Greenwich Capital Markets, Inc., 5.420%, dated
              10/30/1998, due 11/2/1998                            125,000,000

              -------------------------------------------------
   50,000,000 Lehman Brothers, Inc., 5.400%, dated 10/30/1998,
              due 11/2/1998                                         50,000,000

              -------------------------------------------------
  135,000,000 State Street Corp., 5.350%, dated 10/30/1998, due
              11/2/1998                                            135,000,000

              -------------------------------------------------
  135,000,000 Warburg Securities, 5.400%, dated 10/30/1998, due
              11/2/1998                                            135,000,000

              -------------------------------------------------   ------------
               TOTAL REPURCHASE AGREEMENTS                         514,201,000

              -------------------------------------------------   ------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(B)           $613,816,203

              -------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($611,966,553) as of October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST BOND FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


 PRINCIPAL

   AMOUNT                                                            VALUE

 ---------- ---------------------------------------------------   ------------
 CORPORATE BONDS--34.8%

 --------------------------------------------------------------
            CHEMICALS--3.2%

            ---------------------------------------------------
 $2,000,000 Praxair, Inc., Note, 6.15%, 4/15/2003                 $  2,021,640
            ---------------------------------------------------
  2,000,000 Solutia, Inc., Note, 6.50%, 10/15/2002                   2,016,306
            ---------------------------------------------------   ------------
             Total                                                   4,037,946

            ---------------------------------------------------   ------------
            COMMERCIAL SERVICES--1.6%

            ---------------------------------------------------
  2,000,000 Equifax, Inc., Sr. Note, 6.50%, 6/15/2003                2,064,936
            ---------------------------------------------------   ------------
            CONSUMER NON-DURABLES--2.1%

            ---------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,
  1,500,000 10/1/2004                                                1,605,473
            ---------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,
  1,000,000 12/1/1999                                                1,020,656
            ---------------------------------------------------   ------------
             Total                                                   2,626,129

            ---------------------------------------------------   ------------
            CONSUMER SERVICES--2.5%

            ---------------------------------------------------
  3,000,000 Service Corp. International, Note, 6.30%, 3/15/2003      3,088,233

            ---------------------------------------------------   ------------
            FINANCE--8.1%

            ---------------------------------------------------
  2,000,000 BB&T Corp., Sub. Note, 7.25%, 6/15/2007                  2,181,920
            ---------------------------------------------------
            Bank of New York Co., Inc., Sub. Note, 8.50%,

  2,500,000 12/15/2004                                               2,887,612
            ---------------------------------------------------
            Ford Motor Credit Corp., Unsecd. Note, 7.75%,

  2,500,000 10/1/1999                                                2,549,093
            ---------------------------------------------------
            Standard Credit Card Master Trust 1991-6, Class A,
  2,500,000 7.875%, 1/7/2000                                         2,502,888

            ---------------------------------------------------   ------------
             Total                                                  10,121,513

            ---------------------------------------------------   ------------
            PROCESS INDUSTRIES--4.5%

            ---------------------------------------------------
  5,000,000 Archer-Daniels-Midland Co., Deb., 7.125%, 3/1/2013       5,594,760

            ---------------------------------------------------   ------------
            TRANSPORTATION--2.6%

            ---------------------------------------------------
            CSX Transportation, Inc., Equip. Trust, 6.47%,
  2,000,000 6/15/2011                                                2,082,128
            ---------------------------------------------------
            Norfolk Southern Corp., Equip. Trust, Series C,
  1,000,000 7.75%, 8/15/2006                                         1,135,861
            ---------------------------------------------------   ------------
             Total                                                   3,217,989

            ---------------------------------------------------   ------------
            UTILITIES--10.2%

            ---------------------------------------------------
            BellSouth Telecommunications, Inc., Deb., 7.00%,
  5,000,000 10/1/2025                                                5,455,175

            ---------------------------------------------------

SOUTHTRUST BOND FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                             VALUE

 ---------- ----------------------------------------------------   ------------
 CORPORATE BONDS--CONTINUED

 ---------------------------------------------------------------
            UTILITIES--CONTINUED

            ----------------------------------------------------
            National Rural Utilities Cooperative Finance Corp.,
 $2,000,000 Sr. Note, 6.75%, 9/1/2001                              $  2,085,852
            ----------------------------------------------------
  5,000,000 Pacific Bell, Note, 6.125%, 2/15/2008                     5,243,300
            ----------------------------------------------------   ------------
             Total                                                   12,784,327

            ----------------------------------------------------   ------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $41,217,185)     43,535,833

            ----------------------------------------------------   ------------
 GOVERNMENT AGENCIES--28.9%

 ---------------------------------------------------------------
            FEDERAL HOME LOAN BANK--4.1%

            ----------------------------------------------------
  5,000,000 5.50%, 7/14/2000                                          5,061,265
            ----------------------------------------------------   ------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--3.7%

            ----------------------------------------------------
  3,500,000 6.52%, 1/2/2002                                           3,673,992
            ----------------------------------------------------
    938,087 9.50%, 2/15/2020                                          1,005,533
            ----------------------------------------------------   ------------
             Total                                                    4,679,525

            ----------------------------------------------------   ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--21.1%

            ----------------------------------------------------
  8,500,000 5.10%, Medium Term Note, 9/25/2000                        8,558,947
            ----------------------------------------------------
  5,000,000 5.75%, 4/15/2003                                          5,191,625
            ----------------------------------------------------
  5,000,000 6.00%, 5/15/2008                                          5,301,395
            ----------------------------------------------------
  5,000,000 6.65%, Medium Term Note, 11/14/2007                       5,252,715
            ----------------------------------------------------
  2,000,000 8.50%, 2/1/2005                                           2,083,528
            ----------------------------------------------------   ------------
             Total                                                   26,388,210

            ----------------------------------------------------   ------------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST

            $35,789,516)                                             36,129,000
            ----------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--33.5%

 ---------------------------------------------------------------
            U.S. TREASURY BONDS--13.6%

            ----------------------------------------------------
  3,000,000 5.50%, 8/15/2028                                          3,159,378
            ----------------------------------------------------
  5,000,000 7.25%, 8/15/2022                                          6,235,940
            ----------------------------------------------------
  4,000,000 7.50%, 11/15/2016                                         4,991,252
            ----------------------------------------------------
  1,000,000 7.875%, 2/15/2021                                         1,319,063
            ----------------------------------------------------
  1,000,000 8.00%, 11/15/2021                                         1,340,938
            ----------------------------------------------------   ------------
             Total                                                   17,046,571

            ----------------------------------------------------   ------------

SOUTHTRUST BOND FUND

-------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                             VALUE

 ---------- ----------------------------------------------------   ------------
 U.S. TREASURY OBLIGATIONS--CONTINUED

 ---------------------------------------------------------------
            U.S. TREASURY NOTES--19.9%

            ----------------------------------------------------
 $5,000,000 5.50%, 1/31/2003                                       $  5,217,190
            ----------------------------------------------------
  2,000,000 6.25%, 10/31/2001                                         2,105,626
            ----------------------------------------------------
  2,000,000 6.25%, 2/15/2003                                          2,145,626
            ----------------------------------------------------
  2,000,000 6.375%, 3/31/2001                                         2,092,502
            ----------------------------------------------------
  3,000,000 6.50%, 5/15/2005                                          3,338,439
            ----------------------------------------------------
  1,500,000 6.50%, 8/15/2005                                          1,673,907
            ----------------------------------------------------
  3,000,000 6.625%, 5/15/2007                                         3,403,128
            ----------------------------------------------------
  1,125,000 7.25%, 5/15/2004                                          1,277,227
            ----------------------------------------------------
  1,125,000 7.25%, 8/15/2004                                          1,281,798
            ----------------------------------------------------
  1,125,000 7.50%, 2/15/2005                                          1,306,055
            ----------------------------------------------------
  1,000,000 8.00%, 5/15/2001                                          1,087,188
            ----------------------------------------------------   ------------
             Total                                                   24,928,686

            ----------------------------------------------------   ------------
             TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
            $37,937,881)                                             41,975,257

            ----------------------------------------------------   ------------
 MUTUAL FUND--1.3%

 ---------------------------------------------------------------
            AIM Short-Term Investment Co. Prime Portfolio (AT
  1,609,388 NET ASSET VALUE)                                          1,609,388

            ----------------------------------------------------   ------------
             TOTAL INVESTMENTS (IDENTIFIED COST $116,553,970)(A)   $123,249,478

            ----------------------------------------------------   ------------

(a) The cost of investments for federal tax purposes amounts to $116,553,970. The net unrealized appreciation of investments on a federal tax basis amounts to $6,695,508 which is comprised of $6,812,205 appreciation and $116,697 depreciation as of October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
   ($125,182,903) as of October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


  SHARES                                             VALUE

 --------- ------------------------------------   ------------
 COMMON STOCKS--98.6%

 ----------------------------------------------
           CAPITAL GOODS--12.3%

           ------------------------------------
   190,000 Allied-Signal, Inc.                    $  7,398,125
           ------------------------------------
    87,500 Honeywell, Inc.                           6,989,063
           ------------------------------------
   220,000 Ingersoll-Rand Co.                       11,110,000
           ------------------------------------
   226,000 (a)Jacobs Engineering Group, Inc.         7,373,250

           ------------------------------------
    78,000 United Technologies Corp.                 7,429,500
           ------------------------------------
   145,200 (a)Wolverine Tube, Inc.                   3,076,425
           ------------------------------------   ------------
            Total                                   43,376,363

           ------------------------------------   ------------
           CEMENT--1.0%

           ------------------------------------
   105,000 LaFarge Corp.                             3,537,188
           ------------------------------------   ------------
           COMMERCIAL SERVICES--1.9%

           ------------------------------------
   255,100 (a)Modis Professional Services, Inc.      4,496,138

           ------------------------------------
   150,000 (a)School Specialty, Inc.                 2,362,500
           ------------------------------------   ------------
            Total                                    6,858,638

           ------------------------------------   ------------
           CONSUMER CYCLICAL--10.0%

           ------------------------------------
   315,000 Deluxe Corp.                             10,198,125
           ------------------------------------
   122,500 (a)Federated Department Stores, Inc.      4,708,594

           ------------------------------------
   120,000 Goodyear Tire & Rubber Co.                6,465,000
           ------------------------------------
   290,000 (a)Jones Apparel Group, Inc.              5,002,500
           ------------------------------------
   146,200 (a)Meadowcraft, Inc.                      1,059,950
           ------------------------------------
   310,000 (a)Office Depot, Inc.                     7,750,000
           ------------------------------------   ------------
            Total                                   35,184,169

           ------------------------------------   ------------
           CONSUMER STAPLES--7.7%

           ------------------------------------
   355,000 Dial Corp.                                9,784,688
           ------------------------------------
   200,000 PepsiCo, Inc.                             6,750,000
           ------------------------------------
   210,000 Philip Morris Cos., Inc.                 10,736,250
           ------------------------------------   ------------
            Total                                   27,270,938

           ------------------------------------   ------------

SOUTHTRUST CORE EQUITY FUND

--------------------------------------------------------------------------------

  SHARES                                              VALUE

 --------- -------------------------------------   ------------
 COMMON STOCKS--CONTINUED

 -----------------------------------------------
           ENERGY--9.5%

           -------------------------------------
   240,000 Coastal Corp.                           $  8,460,000
           -------------------------------------
   225,000 Diamond Offshore Drilling, Inc.            6,904,688
           -------------------------------------
    50,000 Mobil Corp.                                3,784,375
           -------------------------------------
   190,000 USX Marathon Group                         6,210,625
           -------------------------------------
   300,000 (a)Weatherford International, Inc.         8,156,250

           -------------------------------------   ------------
            Total                                    33,515,938

           -------------------------------------   ------------
           FINANCE--15.2%

           -------------------------------------
   167,400 Ace, Ltd., ADR                             5,670,675
           -------------------------------------
   184,400 Bank of New York Co., Inc.                 5,820,125
           -------------------------------------
   107,000 BankAmerica Corp.                          6,145,813
           -------------------------------------
   110,000 Chase Manhattan Corp.                      6,249,375
           -------------------------------------
   170,000 Federal National Mortgage Association     12,038,125

           -------------------------------------
   222,375 Old Republic International Corp.           4,225,125
           -------------------------------------
   100,000 SunAmerica, Inc.                           7,050,000
           -------------------------------------
    90,000 SunTrust Banks, Inc.                       6,271,875
           -------------------------------------   ------------
            Total                                    53,471,113

           -------------------------------------   ------------
           HEALTHCARE--11.9%

           -------------------------------------
    92,000 American Home Products Corp.               4,485,000
           -------------------------------------
    84,000 Bristol-Myers Squibb Co.                   9,287,250
           -------------------------------------
   425,000 (a)Humana, Inc.                            8,048,438
           -------------------------------------
    90,000 Johnson & Johnson                          7,335,000
           -------------------------------------
    48,000 Merck & Co., Inc.                          6,492,000
           -------------------------------------
   222,240 (a)Tenet Healthcare Corp.                  6,208,830
           -------------------------------------   ------------
            Total                                    41,856,518

           -------------------------------------   ------------
           MISCELLANEOUS--2.3%

           -------------------------------------
   380,000 (a)U.S. Filter Corp.                       8,051,250
           -------------------------------------   ------------
           PAPER--1.6%

           -------------------------------------
   135,000 Bowater, Inc.                              5,509,688
           -------------------------------------   ------------

SOUTHTRUST CORE EQUITY FUND

--------------------------------------------------------------------------------

    SHARES                                                          VALUE

 --------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED

 -------------------------------------------------------------
           PRODUCER MANUFACTURING--1.3%

           ---------------------------------------------------
   150,000 Diebold, Inc.                                         $  4,678,125
           ---------------------------------------------------   ------------
           TECHNOLOGY--18.1%

           ---------------------------------------------------
   270,000 (a)Aztec Technology Partners, Inc.                       1,468,125
           ---------------------------------------------------
   300,000 Compaq Computer Corp.                                    9,487,500
           ---------------------------------------------------
   134,000 Electronic Data Systems Corp.                            5,452,125
           ---------------------------------------------------
   180,000 First Data Corp.                                         4,770,000
           ---------------------------------------------------
   163,400 Harris Corp.                                             5,729,213
           ---------------------------------------------------
    64,000 Hewlett-Packard Co.                                      3,852,000
           ---------------------------------------------------
    48,000 Intel Corp.                                              4,281,000
           ---------------------------------------------------
    67,000 International Business Machines Corp.                    9,945,313
           ---------------------------------------------------
   254,600 (a)Sun Microsystems, Inc.                               14,830,450
           ---------------------------------------------------
   250,000 (a)Symantec Corp.                                        4,000,000
           ---------------------------------------------------   ------------
            Total                                                  63,815,726

           ---------------------------------------------------   ------------
           TELECOMMUNICATION SERVICES--5.8%

           ---------------------------------------------------
   147,000 Bell Atlantic Corp.                                      7,809,375
           ---------------------------------------------------
   138,000 GTE Corp.                                                8,098,870
           ---------------------------------------------------
    59,800 Sprint Corp.                                             4,589,650
           ---------------------------------------------------   ------------
            Total                                                  20,497,895

           ---------------------------------------------------   ------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $288,020,625)    347,623,549

           ---------------------------------------------------   ------------

SOUTHTRUST CORE EQUITY FUND

--------------------------------------------------------------------------------

 PRINCIPAL

  AMOUNT                                                              VALUE

 --------- -----------------------------------------------------   ------------
 MUTUAL FUND--1.4%

 ---------------------------------------------------------------
           AIM Short-Term Investment Co. Prime Portfolio (AT NET
 4,787,669 ASSET VALUE)                                            $  4,787,669
           -----------------------------------------------------   ------------
            TOTAL INVESTMENTS (IDENTIFIED COST $292,808,294)(B)    $352,411,218

           -----------------------------------------------------   ------------

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $292,808,294. The net unrealized appreciation of investments on a federal tax basis amounts to $59,602,924 which is comprised of $80,578,762 appreciation and $20,975,838 depreciation as of October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($352,599,558) as of October 31, 1998.

The following acronym is used throughout this portfolio:

ADR--American Depository Receipt

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


 PRINCIPAL

   AMOUNT                                                             VALUE

 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--39.3%

 ---------------------------------------------------------------
            BANKING--2.4%

            ----------------------------------------------------
 $1,000,000 NationsBank Corp., Sub. Note, 6.875%, 2/15/2005        $ 1,058,658
            ----------------------------------------------------   -----------
            CHEMICALS--4.5%

            ----------------------------------------------------
  1,000,000 Praxair, Inc., Note, 6.15%, 4/15/2003                    1,010,820
            ----------------------------------------------------
  1,000,000 Solutia, Inc., Note, 6.50%, 10/15/2002                   1,008,153
            ----------------------------------------------------   -----------
             Total                                                   2,018,973

            ----------------------------------------------------   -----------
            CONSUMER NON-DURABLES--3.6%

            ----------------------------------------------------
  1,000,000 Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002        1,067,673

            ----------------------------------------------------
    500,000 Procter & Gamble Co., Deb., 8.70%, 8/1/2001                548,345
            ----------------------------------------------------   -----------
             Total                                                   1,616,018

            ----------------------------------------------------   -----------
            CONSUMER SERVICES--4.6%

            ----------------------------------------------------
  1,000,000 Service Corp. International, Note, 6.30%, 3/15/2003      1,029,411

            ----------------------------------------------------
  1,000,000 Service Corp. International, Note, 6.375%, 10/1/2000     1,016,869

            ----------------------------------------------------   -----------
             Total                                                   2,046,280

            ----------------------------------------------------   -----------
            ENERGY--2.4%

            ----------------------------------------------------
  1,000,000 Amoco Corp., Company Guarantee, 6.25%, 10/15/2004        1,056,203

            ----------------------------------------------------   -----------
            FINANCIAL SERVICES--11.6%

            ----------------------------------------------------
  1,000,000 Ford Motor Credit Corp., Note, 6.375%, 10/6/2000         1,020,180

            ----------------------------------------------------
            Ford Motor Credit Corp., Unsecd. Note, 8.20%,

  1,000,000 2/15/2002                                                1,074,017
            ----------------------------------------------------
            General Motors Acceptance Corp., Note, 6.625%,
  1,000,000 10/1/2002                                                1,041,948
            ----------------------------------------------------
  1,000,000 IBM Credit Corp., Note, 6.80%, 5/22/2001                 1,007,425
            ----------------------------------------------------
  1,000,000 Merrill Lynch & Co., Inc., Note, 8.375%, 2/9/2000        1,037,335
            ----------------------------------------------------   -----------
             Total                                                   5,180,905

            ----------------------------------------------------   -----------
            MANUFACTURING--2.3%

            ----------------------------------------------------
  1,000,000 Sony Corp., Bond, 6.125%, 3/4/2003                       1,021,433
            ----------------------------------------------------   -----------

SOUTHTRUST INCOME FUND

--------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                              VALUE

 ---------- -----------------------------------------------------   -----------
 CORPORATE BONDS--CONTINUED

 ----------------------------------------------------------------
            RETAIL--1.1%

            -----------------------------------------------------
            Dillard Department Stores, Inc., Note, 7.375%,

 $  500,000 6/15/1999                                               $   505,013
            -----------------------------------------------------   -----------
            UTILITIES--6.8%

            -----------------------------------------------------
            New England Telephone & Telegraph, Deb., 6.375%,
  1,000,000 9/1/2008                                                  1,000,796
            -----------------------------------------------------
  1,000,000 SBC Communications, Inc., Deb., 6.50%, 7/1/2003           1,001,122
            -----------------------------------------------------
            U.S. West Communications, Inc., Unsecd. Note, 6.375%,
  1,000,000 10/15/2002                                                1,042,210

            -----------------------------------------------------   -----------
             Total                                                    3,044,128

            -----------------------------------------------------   -----------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $17,139,442)     17,547,611

            -----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--26.9%

 ----------------------------------------------------------------
            FEDERAL HOME LOAN BANK--7.0%

            -----------------------------------------------------
  1,000,000 6.02%, 3/17/2008                                          1,052,932
            -----------------------------------------------------
  2,000,000 7.00%, 11/13/2007                                         2,071,018
            -----------------------------------------------------   -----------
             Total                                                    3,123,950

            -----------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--19.9%

            -----------------------------------------------------
  2,000,000 6.44%, Medium Term Note, 6/21/2005                        2,142,722
            -----------------------------------------------------
  1,253,380 6.50%, 8/1/2013                                           1,273,059
            -----------------------------------------------------
  1,775,000 6.59%, Medium Term Note, 5/16/2002                        1,873,376
            -----------------------------------------------------
  1,000,000 6.60%, Medium Term Note, 5/1/2008                         1,027,450
            -----------------------------------------------------
  1,000,000 6.65%, Medium Term Note, 11/14/2007                       1,050,543
            -----------------------------------------------------
  1,500,000 7.80%, Medium Term Note, 2/21/2007                        1,515,542
            -----------------------------------------------------   -----------
             Total                                                    8,882,692

            -----------------------------------------------------   -----------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST

            $11,716,710)                                             12,006,642
            -----------------------------------------------------   -----------
 U.S. TREASURY NOTES--31.1%

 ----------------------------------------------------------------
  1,250,000 6.25%, 8/31/2000                                          1,292,189
            -----------------------------------------------------
  1,000,000 6.375%, 1/15/2000                                         1,022,813
            -----------------------------------------------------
  1,000,000 6.375%, 3/31/2001                                         1,046,251
            -----------------------------------------------------
  1,000,000 6.50%, 8/31/2001                                          1,056,563
            -----------------------------------------------------
  1,500,000 6.75%, 6/30/1999                                          1,522,502
            -----------------------------------------------------

SOUTHTRUST INCOME FUND

-------------------------------------------------------------------------------

 PRINCIPAL

   AMOUNT                                                              VALUE

 ---------- -----------------------------------------------------   -----------
 U.S. TREASURY NOTES--CONTINUED

 ----------------------------------------------------------------
 $1,500,000 6.875%, 3/31/2000                                       $ 1,551,095
            -----------------------------------------------------
  1,000,000 7.125%, 2/29/2000                                         1,035,001
            -----------------------------------------------------
  1,000,000 7.25%, 5/15/2004                                          1,135,313
            -----------------------------------------------------
  1,000,000 7.50%, 10/31/1999                                         1,029,376
            -----------------------------------------------------
  1,000,000 7.50%, 11/15/2001                                         1,088,126
            -----------------------------------------------------
  1,000,000 7.75%, 2/15/2001                                          1,073,751
            -----------------------------------------------------
  1,000,000 8.00%, 8/15/1999                                          1,027,501
            -----------------------------------------------------   -----------
             TOTAL U.S. TREASURY NOTES (IDENTIFIED COST

            $13,502,305)                                             13,880,481
            -----------------------------------------------------   -----------
 MUTUAL FUND--1.1%

 ----------------------------------------------------------------
            AIM Short-Term Investment Co. Prime Portfolio (AT NET
    506,563 ASSET VALUE)                                                506,563
            -----------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $42,865,020)(A)     $43,941,297

            -----------------------------------------------------   -----------

(a) The cost of investments for federal tax purposes amounts to $42,865,020. The net unrealized appreciation of investments on a federal tax basis amounts to $1,076,277 which is comprised of $1,104,096 appreciation and $27,819 depreciation as of October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($44,666,000) as of October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


                            TREASURY
                          OBLIGATIONS

                             MONEY         BOND        CORE EQUITY       INCOME
                          MARKET FUND      FUND            FUND           FUND

------------------------  ------------ ------------    ------------    -----------

ASSETS:

------------------------
Investments in            $514,201,000 $    --         $    --         $   --
repurchase agreements
------------------------
Investments in              99,615,203  123,249,478     352,411,218     43,941,297
securities                ------------ ------------    ------------    -----------
------------------------
  Total investments in

 securities, at value     $613,816,203 $123,249,478    $352,411,218    $43,941,297
------------------------  ------------ ------------    ------------    -----------
Cash                           --           --                  962        --
------------------------
Income receivable              585,750    1,963,441         240,616        732,617
------------------------
Receivable for shares          --               566             348        --
sold
------------------------
Deferred organizational        --           --              --               7,340
costs                     ------------ ------------    ------------    -----------
------------------------
  Total assets             614,401,953  125,213,485     352,653,144     44,681,254
------------------------  ------------ ------------    ------------    -----------
LIABILITIES:

------------------------
Payable for shares             --            10,000         --             --
redeemed
------------------------
Payable to Bank                    965      --              --             --
------------------------
Income distribution          2,362,334      --              --             --
payable
------------------------
Accrued expenses                72,101       20,582          53,586         15,254
------------------------  ------------ ------------    ------------    -----------
  Total liabilities          2,435,400       30,582          53,586         15,254
------------------------  ------------ ------------    ------------    -----------
NET ASSETS CONSIST OF:

------------------------
Paid in capital            611,966,553  116,303,990     295,121,541     45,128,804
------------------------
Net unrealized                 --         6,695,508      59,602,924      1,076,277
appreciation

(depreciation) of

investments

------------------------
Accumulated net realized       --         2,076,284      (2,089,435)    (1,560,991)
gain (loss) on

investments

------------------------
Undistributed net
investment
income/(Accumulated

distributions in excess
of net investment

income)                        --           107,121         (35,472)        21,910
------------------------  ------------ ------------    ------------    -----------
  Total Net Assets        $611,966,553 $125,182,903    $352,599,558    $44,666,000
------------------------  ------------ ------------    ------------    -----------
Shares Outstanding         611,966,553   11,552,078      23,024,963      4,475,379
------------------------  ------------ ------------    ------------    -----------
NET ASSET VALUE PER

SHARE:

(Net Assets / Shares      $       1.00 $      10.84    $      15.31    $      9.98
Outstanding)              ------------ ------------    ------------    -----------
------------------------
Offering Price Per             --      $      11.23(b) $      16.03(c) $     10.34(b)
Share(a)                  ------------ ------------    ------------    -----------
------------------------
Redemption Proceeds Per        --      $      10.73(d) $      15.16(d) $      9.88(d)
Share(a)                  ------------ ------------    ------------    -----------
------------------------
Investments, at                --       116,553,970     292,808,294     42,865,020
identified cost           ------------ ------------    ------------    -----------
------------------------
Investments, at tax cost       --       116,553,970     292,808,294     42,865,020
------------------------  ------------ ------------    ------------    -----------

(a) See "How to Purchase, Exchange and Redeem Shares" in the prospectus.
(b) Computation of offering price: 100/96.5 of net asset value.
(c) Computation of offering price: 100/95.5 of net asset value.
(d) Computation of redemption proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENT OF OPERATIONS

SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------


                              TREASURY
                            OBLIGATIONS

                            MONEY MARKET     BOND    CORE EQUITY     INCOME
                                FUND         FUND        FUND         FUND

--------------------------  ------------  ---------- ------------  ----------
INVESTMENT INCOME:

--------------------------
Dividends                    $   --       $   --     $  2,395,947  $   --
--------------------------
Interest                     16,526,347    3,742,334      218,178   1,381,233
--------------------------  -----------   ---------- ------------  ----------
 Total income                16,526,347    3,742,334    2,614,125   1,381,233
--------------------------  -----------   ---------- ------------  ----------
EXPENSES:

--------------------------
Investment advisory fee       1,528,363      365,583    1,403,470     127,501
--------------------------
Administrative personnel        329,577       65,877      201,841      50,410
and services fee
--------------------------
Custodian fees                   24,616        5,750       17,742       1,864
--------------------------
Transfer and dividend            18,214       16,043       12,022      14,516
disbursing agent fees and

expenses

--------------------------
Directors'/Trustees' fees        10,225        2,422        3,799         218
--------------------------
Auditing fees                     6,114        4,171        3,743       5,792
--------------------------
Legal fees                        8,169        2,984        1,928       2,920
--------------------------
Portfolio accounting fees        45,882       28,194       36,542      26,618
--------------------------
Share registration costs         27,524       12,481       18,656      10,309
--------------------------
Printing and postage              7,669        4,171        2,098       3,378
--------------------------
Insurance premiums                  690          609          600         861
--------------------------
Miscellaneous                     3,057        1,203          171       6,234
--------------------------  -----------   ---------- ------------  ----------
 Total expenses               2,010,100      509,488    1,702,612     250,621
--------------------------  -----------   ---------- ------------  ----------
Waivers--

--------------------------
Waiver of investment           (580,778)      --          --          (63,751)
advisory fee
--------------------------
Waiver of administrative         --           --          --          (27,428)
personnel and services fee
--------------------------  -----------   ---------- ------------  ----------
 Total waivers                 (580,778)      --          --          (91,179)
--------------------------  -----------   ---------- ------------  ----------
   Net expenses               1,429,322      509,488    1,702,612     159,442
--------------------------  -----------   ---------- ------------  ----------
     Net investment income   15,097,025    3,232,846      911,513   1,221,791
--------------------------  -----------   ---------- ------------  ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON

INVESTMENTS:

--------------------------
Net realized gain (loss)         --        1,865,154   (1,966,921)     73,523
on investments
--------------------------
Change in unrealized             --        3,203,594  (43,730,518)    655,246
appreciation

(depreciation) of

investments

--------------------------  -----------   ---------- ------------  ----------
 Net realized and
  unrealized gain (loss)

  on investments                 --        5,068,748  (45,697,439)    728,769
--------------------------  -----------   ---------- ------------  ----------
   Change in net assets
    resulting from

    operations              $15,097,025   $8,301,594 $(44,785,926) $1,950,560
--------------------------  -----------   ---------- ------------  ----------

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                               TREASURY OBLIGATIONS                  BOND
                                MONEY MARKET FUND                    FUND

                          -------------------------------  --------------------------
                            SIX MONTHS                      SIX MONTHS
                               ENDED                          ENDED

                            (UNAUDITED)      YEAR ENDED    (UNAUDITED)    YEAR ENDED
                            OCTOBER 31,      APRIL 30,     OCTOBER 31,    APRIL 30,

                          ---------------  --------------  ------------  ------------
                               1998             1998           1998          1998
------------------------  ---------------  --------------  ------------  ------------
INCREASE (DECREASE) IN

NET ASSETS:

------------------------
OPERATIONS--

------------------------
Net investment income     $    15,097,025  $   25,246,533  $  3,232,846  $  5,939,397
------------------------
Net realized gain on

investments                     --               --           1,865,154     1,212,542
------------------------
Net change in unrealized
appreciation of

investments                     --               --           3,203,594     2,922,962
------------------------  ---------------  --------------  ------------  ------------
 Change in net assets
 resulting from

 operations                    15,097,025      25,246,533     8,301,594    10,074,901
------------------------  ---------------  --------------  ------------  ------------
DISTRIBUTIONS TO

SHAREHOLDERS--

------------------------
Distributions from net

investment income             (15,097,025)    (25,246,533)   (3,261,752)   (5,914,468)
------------------------  ---------------  --------------  ------------  ------------
 Change in net assets
 from distributions to

 shareholders                 (15,097,025)    (25,246,533)   (3,261,752)   (5,914,468)
------------------------  ---------------  --------------  ------------  ------------
SHARE TRANSACTIONS--

------------------------
Proceeds from sale of

shares                      1,418,854,973   1,160,628,263    14,390,939    32,780,331
------------------------
Net asset value of
shares issued to
shareholders in payment
of distributions

declared                          805,279       1,286,356        13,713        27,482
------------------------
Cost of shares redeemed    (1,439,562,481) (1,054,507,906)   (8,911,904)  (13,502,506)
------------------------  ---------------  --------------  ------------  ------------
 Change in net assets
 resulting from share

 transactions                 (19,902,229)    107,406,713     5,492,748    19,305,307
------------------------  ---------------  --------------  ------------  ------------
   Change in net assets       (19,902,229)    107,406,713    10,532,590    23,465,740
------------------------
NET ASSETS:

------------------------
Beginning of period           631,868,782     524,462,069   114,650,313    91,184,573
------------------------  ---------------  --------------  ------------  ------------
End of period             $   611,966,553  $  631,868,782  $125,182,903  $114,650,313
------------------------  ---------------  --------------  ------------  ------------
Undistributed net
investment income
included in net assets

at the end of the period  $     --         $     --        $    107,121  $    136,027
------------------------  ---------------  --------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                 CORE EQUITY                  INCOME
                                    FUND                       FUND

                          --------------------------  ------------------------
                           SIX MONTHS                 SIX MONTHS
                             ENDED                       ENDED

                          (UNAUDITED)    YEAR ENDED   (UNAUDITED)  YEAR ENDED
                          OCTOBER 31,    APRIL 30,    OCTOBER 31,   APRIL 30,

                          ------------  ------------  -----------  -----------
                              1998          1998         1998         1998
------------------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN

NET ASSETS:

------------------------
OPERATIONS--

------------------------
Net investment income     $    911,513  $  2,622,092  $ 1,221,791  $ 2,279,841
------------------------
Net realized gain (loss)

on investments              (1,966,921)   58,160,304       73,523      151,620
------------------------
Net change in unrealized

appreciation
(depreciation)

of investments             (43,730,518)   42,808,715      655,246      369,670
------------------------  ------------  ------------  -----------  -----------
 Change in net assets
 resulting from

 operations                (44,785,926)  103,591,111    1,950,560    2,801,131
------------------------  ------------  ------------  -----------  -----------
DISTRIBUTIONS TO

SHAREHOLDERS--

------------------------
Distributions from net

investment income           (1,004,479)   (2,656,592)  (1,236,841)  (2,286,964)
------------------------
Distributions from net
realized gain on

investment transactions    (34,486,631)  (37,488,088)     --           --
------------------------  ------------  ------------  -----------  -----------
 Change in net assets
 from distributions to

 shareholders              (35,491,110)  (40,144,680)  (1,236,841)  (2,286,964)
------------------------  ------------  ------------  -----------  -----------
SHARE TRANSACTIONS--

------------------------
Proceeds from sale of

shares                      25,446,360    85,834,433    7,340,948    8,595,541
------------------------
Net asset value of
shares issued to
shareholders in payment
of distributions

declared                    31,000,977    35,274,684          803      --
------------------------
Cost of shares redeemed    (36,427,277)  (44,363,740)  (3,358,426)  (7,738,354)
------------------------  ------------  ------------  -----------  -----------
 Change in net assets
 resulting from share

 transactions               20,020,060    76,745,377    3,983,325      857,187
------------------------  ------------  ------------  -----------  -----------
   Change in net assets    (60,256,976)  140,191,808    4,697,044    1,371,354
------------------------
NET ASSETS:

------------------------
Beginning of period        412,856,534   272,664,726   39,968,956   38,597,602
------------------------  ------------  ------------  -----------  -----------
End of period             $352,599,558  $412,856,534   44,666,000  $39,968,956
------------------------  ------------  ------------  -----------  -----------
Undistributed net
investment
income/(Accumulated
distributions
in excess of net
investment income)
included in net assets

at the end of the period  $    (35,472) $     57,494  $    21,910  $    36,960
------------------------  ------------  ------------  -----------  -----------

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
(For a share outstanding throughout each period)


                                               NET
                                            REALIZED

                                               AND                              DISTRIBUTIONS

                      NET ASSET            UNREALIZED             DISTRIBUTIONS   FROM NET
                       VALUE,      NET     GAIN (LOSS) TOTAL FROM   FROM NET      REALIZED

                      BEGINNING INVESTMENT     ON      INVESTMENT  INVESTMENT      GAIN ON        TOTAL

YEAR ENDED APRIL 30,  OF PERIOD   INCOME   INVESTMENTS OPERATIONS    INCOME      INVESTMENTS  DISTRIBUTIONS

--------------------  --------- ---------- ----------- ---------- ------------- ------------- -------------
TREASURY OBLIGATIONS
MONEY MARKET FUND

1993(a)                $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1994                   $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1995                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1996                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1997                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1998                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1998(b)                $ 1.00      0.02        --         0.02        (0.02)         --           (0.02)
BOND FUND

1993(a)                $10.00      0.66        0.69       1.35        (0.62)        (0.02)        (0.64)
1994                   $10.71      0.63       (0.58)      0.05        (0.65)        (0.07)        (0.72)
1995                   $10.04      0.61       (0.09)      0.52        (0.61)         --           (0.61)
1996                   $ 9.95      0.59        0.03       0.62        (0.56)         --           (0.56)
1997                   $10.01      0.61       (0.03)      0.58        (0.64)         --           (0.64)
1998                   $ 9.95      0.60        0.45       1.05        (0.60)         --           (0.60)
1998(b)                $10.40      0.29        0.44       0.73        (0.29)         --           (0.29)
CORE EQUITY FUND

1993(a)                $10.00      0.19        0.35       0.54        (0.18)         --           (0.18)
1994                   $10.36      0.19       (0.28)     (0.09)       (0.19)         --           (0.19)
1995                   $10.08      0.20        1.43       1.63        (0.20)         --           (0.20)
1996                   $11.51      0.23        3.33       3.56        (0.23)        (0.44)        (0.67)
1997                   $14.40      0.20        2.59       2.79        (0.21)        (1.17)        (1.38)
1998                   $15.81      0.15        5.26       5.41        (0.15)        (2.02)        (2.17)
1998(b)                $19.05      0.05       (2.16)     (2.11)       (0.05)        (1.58)        (1.63)
INCOME FUND

1996(f)                $10.00      0.16       (0.25)     (0.09)       (0.14)         --           (0.14)
1997                   $ 9.77      0.56       (0.09)      0.47        (0.56)         --           (0.56)
1998                   $ 9.68      0.58        0.13       0.71        (0.58)         --           (0.58)
1998(b)                $ 9.81      0.29        0.17       0.46        (0.29)         --           (0.29)

(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.

(b) Six months ended October 31, 1998 (unaudited).

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Computed on an annualized basis.

(f) Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.


                         RATIOS TO AVERAGE NET ASSETS

NET ASSET             -------------------------------------  NET ASSETS,
 VALUE,                             NET         EXPENSE        END OF     PORTFOLIO
 END OF      TOTAL               INVESTMENT  REIMBURSEMENT/    PERIOD     TURNOVER
 PERIOD    RETURN(C)  EXPENSES     INCOME      WAIVER(D)    (000 OMITTED)   RATE

---------  ---------  --------   ----------  -------------- ------------- ---------
 $ 1.00       2.93%     0.39%(e)    2.93%(e)      0.36%(e)    $194,771       --
 $ 1.00       2.83%     0.40%       2.81%         0.33%       $278,924       --
 $ 1.00       4.62%     0.43%       4.56%         0.30%       $314,200       --
 $ 1.00       5.26%     0.48%       5.11%         0.22%       $445,729       --
 $ 1.00       4.88%     0.51%       4.78%         0.20%       $524,462       --
 $ 1.00       5.14%     0.48%       5.03%         0.19%       $631,869       --
 $ 1.00       2.52%     0.47%(e)    4.94%(e)      0.19%(e)    $611,967       --
 $10.71      13.44%     0.39%(e)    6.53%(e)      0.59%(e)    $ 25,989        19%
 $10.04       0.33%     0.51%       5.97%         0.58%       $ 32,767         6%
 $ 9.95       5.41%     0.75%       6.29%         0.28%       $ 76,409        48%
 $10.01       6.78%     0.87%       6.28%         0.08%       $ 83,257        28%
 $ 9.95       5.98%     0.86%       6.18%         0.05%       $ 91,185        63%
 $10.40      10.80%     0.84%       5.88%         0.01%       $114,650       107%
 $10.84       7.07%     0.84%(e)    5.31%(e)        --        $125,183       97%
 $10.36       5.54%     0.39%(e)    1.91%(e)      0.74%(e)    $ 30,935        34%
 $10.08      (0.90%)    0.48%       1.82%         0.69%       $ 37,114        46%
 $11.51      16.36%     0.74%       1.95%         0.39%       $138,281        57%
 $14.40      31.51%     0.87%       1.75%         0.11%       $204,421        39%
 $15.81      19.99%     0.94%       1.33%         0.03%       $272,665        27%
 $19.05      36.39%     0.94%       0.77%         0.00%       $412,857        75%
 $15.31     (10.23%)    0.91%(e)    0.49%(e)        --        $352,600       27%
 $ 9.77      (0.93%)    0.85%(e)    5.30%(e)      0.05%(e)    $ 78,147        61%
 $ 9.68       4.90%     0.92%       5.59%         0.32%       $ 38,598       112%
 $ 9.81       7.46%     0.75%       5.86%         0.44%       $ 39,969       112%
 $ 9.98       4.75%     0.75%(e)    5.75%(e)      0.43%(e)    $ 44,666       16%

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)

-------------------------------------------------------------------------------

(1) ORGANIZATION

SouthTrust Funds (the "Company"), (formerly, SouthTrust Vulcan Funds) is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of four diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:


                   PORTFOLIO NAME                                    INVESTMENT OBJECTIVE

---------------------------------------------------------------------------------------------------------

  SouthTrust Treasury Obligations Money Market Fund  To provide as high a level of current interest
  ("Treasury Obligations")                           income as is consistent with maintaining liquidity

                                                     and stability of principal.

---------------------------------------------------------------------------------------------------------
  SouthTrust Bond Fund ("Bond")                      To provide a level of total return consistent with a
                                                     portfolio of high-quality debt securities.

---------------------------------------------------------------------------------------------------------
  SouthTrust Core Equity Fund ("Core Equity"),       To provide long-term capital appreciation,
  (formerly, Stock Fund)                             with income a secondary consideration.

---------------------------------------------------------------------------------------------------------
  SouthTrust Income Fund ("Income")                  To provide current income.


The assets of each portfolio are segregated and a shareholder's interest is limited to the Fund in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For Treasury Obligations, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For the other Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued by all of the Funds at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, in the event of a counterparty's default, the Company could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1998, the Company, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Company's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Company of any liability for federal tax.

  Pursuant to the Code, such capital loss carryforward will expire as follows:


           EXPIRATION YEAR
           ---------------- TOTAL TAX LOSS

   FUND      2005     2006   CARRYFORWARD

   ------  --------- ------ --------------
   Income  1,561,092 73,422   1,634,514

   ------

  Additionally, net capital losses of $19,052 attributable to security transactions incurred after October 31, 1997 are treated as arising on May 1, 1998, the first day of the Fund's next taxable year.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and segregates portfolio securities such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001).

Transactions in shares were as follows:


                            TREASURY OBLIGATIONS                 BOND

                        ------------------------------  ----------------------
                          SIX MONTHS                    SIX MONTHS
                            ENDED         YEAR ENDED       ENDED    YEAR ENDED

                         OCTOBER 31,      APRIL 30,     OCTOBER 31, APRIL 30,
                             1998            1998          1998        1998

----------------------  --------------  --------------  ----------- ----------
Shares sold              1,418,854,973   1,160,628,263   1,357,807   3,180,087

----------------------
Shares issued to
shareholders in
payment of

distributions declared         805,279       1,286,356       1,294       2,667
----------------------
Shares redeemed         (1,439,562,481) (1,054,507,906)   (834,987) (1,320,806)
----------------------  --------------  --------------   ---------  ----------
  Net change resulting
  from share

  transactions             (19,902,229)    107,406,713     524,114   1,861,948
----------------------  --------------  --------------   ---------  ----------

                                 CORE EQUITY                    INCOME

                        ------------------------------  ----------------------
                          SIX MONTHS                    SIX MONTHS
                            ENDED         YEAR ENDED       ENDED    YEAR ENDED

                         OCTOBER 31,      APRIL 30,     OCTOBER 31, APRIL 30,
                             1998            1998          1998        1998

----------------------  --------------  --------------  ----------- ----------
Shares sold                  1,493,988       4,743,525     742,825     876,213
----------------------
Shares issued to
shareholders in
payment of

distributions declared       2,225,612       2,137,883          81          --
----------------------
Shares redeemed             (2,369,271)     (2,451,001)   (339,813)   (789,401)
----------------------  --------------  --------------   ---------  ----------
  Net change resulting
  from share

  transactions               1,350,329       4,430,407     403,093      86,812
----------------------  --------------  --------------   ---------  ----------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE--SouthTrust Bank, N.A., the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as shown below. The Adviser may voluntarily choose to waive all or a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


                      ANNUAL

FUND                   RATE

--------------------   ----
TREASURY OBLIGATIONS   0.50%

--------------------
BOND                   0.60%

--------------------
CORE EQUITY            0.75%

--------------------
INCOME                 0.60%

--------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Company with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Company for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Company's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1998, were as follows:


FUND          PURCHASES      SALES

-----------  ------------ ------------

BOND         $122,268,927 $113,142,130

-----------  ------------ ------------
CORE EQUITY  $ 97,955,070 $108,695,747

-----------  ------------ ------------
INCOME       $ 10,904,643 $  6,610,274
-----------  ------------ ------------

(6) YEAR 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

TRUSTEES                             OFFICERS

--------------------------------------------------------------------------------

Charles G. Brown, III                William O. Vann
Russell W. Chambliss                   Chairman
Thomas M. Grady                      Edward C. Gonzales
Billy L. Harbert, Jr.                  President and Treasurer
William O. Vann                      Beth S. Broderick

                                       Vice President and Assistant Treasurer
                                     C. Christine Thomson

                                       Vice President and Assistant Treasurer
                                     Peter J. Germain

                                       Secretary
                                     C. Todd Gibson

                                       Assistant Secretary

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Company's prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.